RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on May 18, 2018; such supplement (accession number 0000088053-18-000507) is incorporated by reference into this Rule 497 Document.

DEUTSCHE ASSET ALLOCATION TRUST

Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund

DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC.

Deutsche Emerging Markets Fixed Income Fund

Deutsche European Equity Fund

Deutsche Global Infrastructure Fund

Deutsche Global Small Cap Fund

Deutsche High Conviction Global Bond Fund

Deutsche International Growth Fund

DEUTSCHE INCOME TRUST

Deutsche Fixed Income Opportunities Fund

Deutsche Global High Income Fund

Deutsche GNMA Fund

Deutsche High Income Fund

Deutsche Multisector Income Fund

Deutsche Short Duration Fund

Deutsche Short Duration High Income Fund

DEUTSCHE INSTITUTIONAL FUNDS

Deutsche EAFE® Equity Index Fund

Deutsche Equity 500 Index Fund

Deutsche S&P 500 Index Fund

Deutsche U.S. Bond Index Fund

Deutsche U.S. Multi-Factor Fund

DEUTSCHE INTERNATIONAL FUND, INC.

Deutsche CROCI® International Fund

Deutsche Emerging Markets Equity Fund

Deutsche Global Macro Fund

Deutsche Latin America Equity Fund

Deutsche World Dividend Fund

DEUTSCHE INVESTMENT TRUST

Deutsche Capital Growth Fund

Deutsche Core Equity Fund

Deutsche CROCI® U.S. Fund

Deutsche Large Cap Focus Growth Fund

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

DEUTSCHE INVESTMENTS VIT FUNDS

Deutsche Equity 500 Index VIP

Deutsche Small Cap Index VIP

DEUTSCHE MARKET TRUST

Deutsche Global Income Builder Fund

Deutsche Real Assets Fund

DEUTSCHE MONEY FUNDS

Deutsche Money Market Prime Series

DEUTSCHE MUNICIPAL TRUST

Deutsche Managed Municipal Bond Fund

Deutsche Short-Term Municipal Bond Fund

Deutsche Strategic High Yield Tax-Free Fund

DEUTSCHE PORTFOLIO TRUST

Deutsche Floating Rate Fund

Deutsche Total Return Bond Fund

DEUTSCHE SECURITIES TRUST

Deutsche Communications Fund

Deutsche CROCI® Sector Opportunities Fund

Deutsche Enhanced Commodity Strategy Fund

Deutsche Global Real Estate Securities Fund

Deutsche Health and Wellness Fund

Deutsche MLP & Energy Infrastructure Fund

Deutsche Real Estate Securities Fund

Deutsche Science and Technology Fund

DEUTSCHE STATE TAX-FREE INCOME SERIES

Deutsche California Tax-Free Income Fund

Deutsche Massachusetts Tax-Free Fund

Deutsche New York Tax-Free Income Fund

DEUTSCHE TAX FREE TRUST

Deutsche Intermediate Tax/AMT Free Fund

DEUTSCHE VALUE SERIES, INC.

Deutsche CROCI® Equity Dividend Fund

Deutsche Mid Cap Value Fund

DEUTSCHE VARIABLE SERIES I

Deutsche Bond VIP

Deutsche Capital Growth VIP

Deutsche Core Equity VIP

Deutsche CROCI® International VIP

Deutsche Global Small Cap VIP

DEUTSCHE VARIABLE SERIES II

Deutsche Alternative Asset Allocation VIP

Deutsche CROCI® U.S. VIP

Deutsche Global Equity VIP

Deutsche Global Income Builder VIP

Deutsche Government & Agency Securities VIP

Deutsche Government Money Market VIP

Deutsche High Income VIP

Deutsche International Growth VIP

Deutsche Multisector Income VIP

Deutsche Small Mid Cap Growth VIP

Deutsche Small Mid Cap Value VIP